UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: April 30 - MainStay MacKay Short Term Municipal Fund

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2019 is filed herewith.

Mainstay MacKay Short Term Municipal Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 98.4% †
Alabama 0.0% ‡
Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	$200,000	$200,000

Arizona 1.8%
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	54,814
Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series B 1.53%, due 1/1/46 (a)	6,000,000	6,000,000
City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	360,706
Glendale Union School District No. 205, School Improvement Project, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 7/1/20	540,000	564,300
Pima County Unified School District No. 16 Catalina Foothills, Unlimited General Obligation 3.00%, due 7/1/19	1,165,000	1,171,023
		8,150,843
California 8.9%
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,672,755
Auburn Urban Development Authority Successor Agency, Auburn Redevelopment Project, Tax Allocation Insured: BAM 4.00%, due 6/1/19	140,000	141,063
Cabrillo Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AMBAC (zero coupon), due 8/1/20	400,000	389,104
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
3.00%, due 9/1/20	215,000	218,449
4.00%, due 9/1/21	275,000	288,522
4.00%, due 9/1/22	300,000	319,422
4.00%, due 9/1/23	310,000	334,295
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/20	325,000	341,744
5.00%, due 10/1/21	250,000	269,857
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,164,339
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds Series A 5.00%, due 12/31/23 (b)	1,300,000	1,455,597
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,000,000	1,112,030
California School Finance Authority, Aspire Public Schools, Revenue Bonds Series A 5.00%, due 8/1/19 (c)	130,000	131,732
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/19	125,000	128,382
Series A 5.00%, due 12/1/21	290,000	315,024
Series A 5.00%, due 12/1/22	200,000	222,452
Series A 5.00%, due 12/1/23	215,000	243,991
California State Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series D, Insured: NATL-RE 3.325%, due 7/1/21	2,700,000	2,700,000
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/20	365,000	374,800
5.00%, due 1/1/21	300,000	316,533
5.00%, due 1/1/22	500,000	540,840
City of Los Angeles CA, Revenue Notes Series B 4.00%, due 6/27/19	5,000,000	5,050,050
City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	971,000
Inglewood Unified School District, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 8/1/19	500,000	505,410
Series B, Insured: BAM 4.00%, due 8/1/20	1,000,000	1,031,490
Los Angeles Department of Airports, Revenue Bonds (b)
Series C 5.00%, due 5/15/19	1,000,000	1,009,130
Series A 5.00%, due 5/15/21	1,065,000	1,139,550
Los Angeles Unified School District, Unlimited General Obligation Series I 5.00%, due 7/1/20	3,000,000	3,043,530
Monrovia Redevelopment Agency Successor Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	599,142
Oxnard County Water Revenue, Revenue Bonds
Insured: BAM 5.00%, due 6/1/19	500,000	505,375
Insured: BAM 5.00%, due 6/1/20	925,000	964,229
Insured: BAM 5.00%, due 6/1/21	280,000	300,703
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	3,944,236
Sacramento County Sanitation District Financing Authority, Revenue Bonds Series B 2.239%, due 12/1/19	2,000,000	1,991,520
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series B 2.25%, due 9/1/19	250,000	249,507
San Francisco City & County International Airports Communities, Revenue Bonds Series C 5.00%, due 5/1/20 (b)	2,965,000	3,082,029
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,300,000	1,400,919
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 5.00%, due 10/1/19	750,000	765,765
Series A, Insured: BAM 5.00%, due 10/1/20	400,000	422,432
Series A, Insured: BAM 5.00%, due 10/1/21	500,000	541,340
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	834,312
		41,032,600
Colorado 0.3%
Denver City & County Airport Revenue Series A 5.00%, due 12/1/20 (b)	550,000	580,223
E-470 Public Highway Authority, Revenue Bonds Series A 5.00%, due 9/1/19	1,000,000	1,016,590
		1,596,813
Connecticut 1.5%
City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,043,600
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 7/15/21	200,000	213,862
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,087,510
Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	807,248
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,341,937
Series C 5.00%, due 6/15/23	1,500,000	1,667,865
		7,162,022
District of Columbia 0.2%
District of Columbia, Tranche 1, Revenue Bonds Series A 1.65%, due 8/15/38 (a)	1,155,000	1,155,000

Florida 2.8%
BlackRock Florida Municipal 2020 Term Trust 0.00%,	34,857	494,621
City of Lakeland FL, Lakeland Regional Health Systems, Revenue Bonds 5.00%, due 11/15/19	265,000	271,474
County of Miami-Dade Seaport Department, Revenue Bonds Series A 5.00%, due 10/1/19	2,140,000	2,180,874
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.67%, due 4/1/39 (a)	2,000,000	2,000,000
Florida Department of Environmental Protection, Revenue Bonds Series A 5.00%, due 7/1/20	1,000,000	1,046,000
Miami-Dade County Industrial Development Authority, Florida Power & Light Co., Revenue Bonds 1.66%, due 6/1/21 (a)	800,000	800,000
Orange County, Tourist Development Tax, Revenue Bonds 5.00%, due 10/1/19	5,000,000	5,109,450
State of Florida Lottery , Revenue Bonds Series B 5.00%, due 7/1/19	1,100,000	1,115,092
		13,017,511
Georgia 3.8%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds 1.75%, due 11/1/52 (a)	4,500,000	4,500,000
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 1.79%, due 12/1/37 (a)(b)	4,500,000	4,500,000
Main Street Natural Gas, Inc., Revenue Bonds Series B 2.438%, due 4/1/48 (d)	5,000,000	4,961,550
Municipal Electric Authority of Georgia, Revenue Bonds
Series 18A 5.00%, due 1/1/20	230,000	236,070
Series HH 5.00%, due 1/1/20	1,460,000	1,498,529
State of Georgia, Unlimited General Obligation Series F 5.00%, due 7/1/19	1,925,000	1,951,738
		17,647,887
Guam 3.4%
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds Series A 5.00%, due 7/1/20	400,000	413,744
Port Authority of Guam, Revenue Bonds
Series C 3.587%, due 7/1/20	500,000	500,595
Series C 3.783%, due 7/1/21	500,000	503,125
Series B 5.00%, due 7/1/19 (b)	250,000	252,565
Series B 5.00%, due 7/1/22 (b)	400,000	430,432
Territory of Guam, Business Privilege Tax, Revenue Bonds Series A 5.00%, due 1/1/20	660,000	673,332
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/19	1,000,000	1,017,680
Series D 5.00%, due 11/15/20	2,740,000	2,846,312
Series A 5.00%, due 12/1/20	3,230,000	3,358,360
Series A 5.00%, due 12/1/21	5,295,000	5,607,617
		15,603,762
Hawaii 0.2%
State of Hawaii, Unlimited General Obligation Series EZ 5.00%, due 10/1/19	1,000,000	1,022,160

Illinois 7.8%
Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	407,952
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,806,701
Series A, Insured: AGM 5.00%, due 12/1/23	1,600,000	1,762,656
Chicago Park District, Limited General Obligation
Series C 3.357%, due 1/1/21	955,000	962,325
Series C 3.545%, due 1/1/22	450,000	456,287
Series E 5.00%, due 11/15/20	750,000	782,295
Series E 5.00%, due 11/15/21	800,000	849,600
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 5.00%, due 11/1/19	245,000	250,358
Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,131,040
Cook County School District, No. 81 Schiller Park, Limited General Obligation Series B 4.00%, due 12/1/19	570,000	579,832
Illinois Development Finance Authority, NorthShore University HealthSystem, Revenue Bonds Series C 1.65%, due 5/1/31 (a)	2,500,000	2,500,000
Illinois Educational Facilities Authority, University of Chicago, Revenue Bonds Series B 1.00%, due 7/1/25	2,250,000	2,250,000
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	314,574
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds Series B 3.20%, due 8/1/19	250,000	249,565
Illinois Sports Facilities Authority, Revenue Bonds Insured: AMBAC (zero coupon), due 6/15/19	925,000	914,020
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	531,351
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	263,045
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	456,391
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	692,640
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	560,000	580,065
Insured: MAC 4.00%, due 12/1/21	585,000	610,980
Insured: MAC 4.00%, due 12/1/22	370,000	390,435
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
4.50%, due 5/1/20	305,000	314,336
5.00%, due 11/1/22	420,000	451,042
Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	155,903
Series A 5.00%, due 11/1/21	70,000	74,129
Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	180,041
Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/19	210,000	213,536
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	498,995
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,335,650
St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	160,110
State of Illinois, Junior Obligation, Revenue Bonds 5.00%, due 6/15/19	610,000	616,063
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	655,000	697,457
Series C 5.00%, due 6/15/22	95,000	101,158
State of Illinois, Unlimited General Obligation
Series B 5.00%, due 11/1/19	5,000,000	5,097,800
5.00%, due 6/1/21	4,000,000	4,181,880
United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	884,000	884,743
Village of Cary IL, Special Service Area No. 1, Special Tax Insured: BAM 1.50%, due 3/1/19	150,000	149,903
Village of Cary IL, Special Service Area No. 2, Special Tax Insured: BAM 1.70%, due 3/1/20	149,000	147,970
Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	499,795
Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax Insured: AGM 3.00%, due 3/1/19	200,000	200,100
Western Illinois University, Revenue Bonds
Insured: BAM 5.00%, due 4/1/19	870,000	873,610
Insured: BAM 5.00%, due 4/1/20	460,000	473,621
		36,049,954
Indiana 3.9%
City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.75%, due 7/1/55 (a)	5,900,000	5,900,000
City of Whiting IN, Environmental Facilities, BP Products North America, Revenue Bonds 2.18%, due 12/1/44 (b)	5,000,000	5,004,650
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, due 1/15/20	470,000	479,217
4.00%, due 7/15/21	330,000	346,087
5.00%, due 1/15/22	555,000	601,420
5.00%, due 7/15/22	1,040,000	1,140,506
Indiana Finance Authority, Duke Energy Indiana Project, Revenue Bonds Series A-4 1.70%, due 12/1/39 (a)	2,375,000	2,375,000
Indiana Finance Authority, Marquette Project, Revenue Bonds 5.00%, due 3/1/19	270,000	270,505
Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series I 1.63%, due 11/1/37 (a)	2,100,000	2,100,000
		18,217,385
Iowa 0.3%
City of Coralville IA, Certificates of Participation
Series E 4.00%, due 6/1/19	465,000	465,558
Series E 4.00%, due 6/1/20	500,000	502,285
City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation Series D1 1.75%, due 5/1/19	270,000	268,733
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds 3.00%, due 12/1/19	375,000	376,759
		1,613,335
Kansas 0.7%
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation Series A 5.00%, due 9/1/20	1,250,000	1,313,825
Kansas Development Finance Authority, KU Health System, Revenue Bonds Series J 1.64%, due 3/1/41 (a)	2,000,000	2,000,000
		3,313,825
Kentucky 1.6%
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	606,446
Kentucky Bond Development Corp., Revenue Bonds
5.00%, due 9/1/19	390,000	397,079
5.00%, due 9/1/21	325,000	349,603
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series B 1.65%, due 10/1/39 (a)	5,995,000	5,995,000
		7,348,128
Louisiana 1.8%
E Baton Rouge Parish, Road & Street Improvement, Revenue Bonds Insured: AGC 5.25%, due 8/1/19	2,000,000	2,034,620
Evangeline Parish Road And Drain Sales Tax District No 1 Evangeline Parish La Road And Dr Road And Drainage Sales Tax Revenue Bonds Insured: AGM 5.00%, due 12/1/20	500,000	528,120
Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds Series A, Insured: AGM 2.00%, due 10/1/19	555,000	555,827
Louisiana Public Facilities Authority, Willis-Knighton Medical Center, Revenue Bonds Series 1993, Insured: AMBAC 3.366%, due 9/1/23	5,400,000	5,400,000
		8,518,567
Maine 0.2%
State of Maine, Unlimited General Obligation Series B 5.00%, due 6/1/19	810,000	818,870

Maryland 2.4%
County of Anne Arundel MD, Unlimited General Obligation 5.00%, due 10/1/19	6,165,000	6,300,753
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,741,005
Prince George's County, Regional Medical Center, Certificates of Participation 5.00%, due 10/1/20	1,040,000	1,095,858
Washington Suburban Sanitary Commission, General Unlimited Obligation 5.00%, due 6/1/19	1,955,000	1,976,662
		11,114,278
Massachusetts 0.8%
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/19	985,000	1,002,572
Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39	2,535,000	2,530,133
		3,532,705
Michigan 1.1%
County of Genesee MI, Water Supply System, Limited General Obligation Series B, Insured: BAM 5.00%, due 2/1/19	200,000	200,000
Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	504,005
Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,189,074
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-1 5.00%, due 12/1/20	200,000	211,446
Series MI-1 5.00%, due 12/1/21	200,000	217,034
Series MI-1 5.00%, due 12/1/22	200,000	222,372
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	556,285
State of Michigan, School Loan, Revenue Bonds Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	732,725
Warren Consolidated Schools, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,088,284
		4,921,225
Minnesota 3.9%
City of Minneapolis, Unlimited General Obligation 4.00%, due 12/1/19	3,125,000	3,185,656
Kanabec County MN, FirstLight Health System, Revenue Bonds 2.75%, due 12/1/19	2,750,000	2,750,165
Minneapolis Health Care System, Fairview Health Services, Revenue Bonds Series C 1.60%, due 11/15/48 (a)	7,000,000	7,000,000
State of Minnesota, Unlimited General Obligation Series D 5.00%, due 8/1/19	4,940,000	5,023,140
		17,958,961
Mississippi 0.9%
City of Jackson MS Water & Sewer System, Revenue Bonds Insured: BAM 4.00%, due 9/1/20	625,000	640,944
Mississippi Development Bank, Jackson Public School District, Revenue Bonds Insured: BAM 5.00%, due 10/1/21	450,000	485,253
Mississippi Gaming Tax, Revenue Bonds
Series A 5.00%, due 10/15/19	500,000	511,235
Series A 5.00%, due 10/15/20	750,000	790,177
Series A 5.00%, due 10/15/21	700,000	758,310
Series A 5.00%, due 10/15/22	1,000,000	1,109,010
		4,294,929
Missouri 0.8%
Palmyra Reorganized School District No. R-1 Marion County, Direct Deposit Program, Unlimited General Obligation Insured: State Aid Direct Deposit 5.00%, due 3/1/34	3,500,000	3,508,435

Montana 0.2%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	930,564

Nebraska 2.1%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50	5,000,000	5,470,900
Douglas County Hospital Authority No. 2, Children's Hospital, Revenue Bonds Series A 1.64%, due 8/15/32 (a)	2,300,000	2,300,000
Hospital Authority No. 1 of Lancaster County, Bryan Health Medical Center, Revenue Bonds Series B-1 1.61%, due 6/1/31 (a)	2,000,000	2,000,000
		9,770,900
New Hampshire 0.7%
New Hampshire Business Finance Authority, United Illuminating Co., Revenue Bonds Series A 2.80%, due 10/1/33	3,000,000	3,032,700

New Jersey 11.4%
Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	3,941,013
Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	335,329
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 3/1/20	200,000	206,086
City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,010,100
Essex County Improvement Authority, Revenue Bonds Insured: County Guaranteed 5.00%, due 10/1/19	500,000	511,110
Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,249,962
Greater Egg Harbor Regional High School District, Unlimited General Obligation
Insured: AGM 4.00%, due 2/1/19	750,000	750,000
Insured: AGM 4.00%, due 2/1/20	1,000,000	1,021,820
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	209,996
New Jersey Economic Development Authority, Revenue Bonds Series B 5.00%, due 11/1/19	5,000,000	5,110,850
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series K; Insured: AMBAC 5.25%, due 12/15/20	300,000	316,725
Series K; Insured: AMBAC 5.50%, due 12/15/19	2,000,000	2,060,120
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,692,675
New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	2,926,248
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series B, Insured: AGC 5.50%, due 12/15/20	1,000,000	1,064,640
Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,301,450
New Jersey Turnpike Authority, Revenue Bonds Series C-2 2.244%, due 1/1/22 (d)	6,000,000	6,026,580
Ocean City, G.O. Unlimited Notes Series A 3.00%, due 11/26/19	8,500,000	8,593,585
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,478,839
State of New Jersey, Unlimited General Obligation Series M, Insured: AMBAC 5.50%, due 7/15/19	225,000	228,769
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/19	500,000	504,620
Series A 5.00%, due 6/1/20	2,500,000	2,589,850
Series A 5.00%, due 6/1/21	500,000	530,610
Series A 5.00%, due 6/1/22	1,250,000	1,355,725
Series A 5.00%, due 6/1/23	250,000	276,327
Trenton Parking Authority, Revenue Bonds
Series A, Insured: AGM 2.49%, due 10/1/19	170,000	168,904
Series B, Insured: AGM 4.00%, due 4/1/19	250,000	250,830
		52,712,763
New York 7.2%
City of New York, Unlimited General Obligation Subseries H-5 1.68%, due 3/1/34 (a)	3,080,000	3,080,000
Dutchess County Resource Recovery Agency, Revenue Bonds 5.00%, due 1/1/20 (b)	1,055,000	1,081,596
Metropolitan Transportation Authority, Revenue Bonds Series B-1A 5.00%, due 5/15/20	3,500,000	3,635,590
New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.63%, due 6/15/39 (a)	1,200,000	1,200,000
New York State Housing Finance Agency, 25 Washington Street, Revenue Bonds Series A 1.45%, due 11/1/44 (a)	5,900,000	5,900,000
New York State Housing Finance Agency, 350 West 34th Street, Revenue Bonds Series A 1.68%, due 11/1/34 (a)(b)	3,500,000	3,500,000
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds Series C 5.00%, due 12/15/19	5,000,000	5,144,750
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/22 (b)	5,000,000	5,368,800
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds Series C, Insured: AGM 4.50%, due 4/1/24	2,850,000	2,850,000
Port Authority of New York & New Jersey, Revenue Bonds 5.00%, due 10/15/21 (b)	375,000	405,619
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,168,507
		33,334,862
North Carolina 4.6%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds Series B 4.00%, due 7/1/21 (b)	550,000	576,395
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series B 1.65%, due 1/15/38 (a)	7,200,000	7,200,000
Guilford County, Unlimited General Obligation 5.00%, due 3/1/20	1,830,000	1,894,837
State of North Carolina, Capital Improvement, Revenue Bonds Series C 5.00%, due 5/1/19	6,500,000	6,554,015
State of North Carolina, Unlimited General Obligation Series B 5.00%, due 6/1/19	2,500,000	2,527,775
Wake County, Hammond Road Detention Center, Revenue Bonds 5.00%, due 6/1/21	2,275,000	2,300,366
		21,053,388
Ohio 3.5%
City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,567,597
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,160,890
Lucas County Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/19	500,000	510,640
Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.65%, due 1/1/39 (a)	1,400,000	1,400,000
Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	928,743
State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 1.65%, due 10/1/36 (a)	8,800,000	8,800,000
		16,367,870
Pennsylvania 2.7%
Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,318,668
Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds Series A 4.00%, due 11/15/19	240,000	243,974
City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	628,469
Commonwealth of Pennsylvania, Certificates of Participation
Series A 5.00%, due 7/1/20	300,000	311,919
Series A 5.00%, due 7/1/21	350,000	373,198
Series A 5.00%, due 7/1/22	300,000	327,018
Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	519,640
Hazleton Area School District, Limited General Obligation
Series B, Insured: BAM 2.00%, due 3/1/20	375,000	375,754
Series A, Insured: BAM 4.00%, due 3/1/20	600,000	613,920
Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/19	685,000	699,132
Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds 4.00%, due 10/1/19	755,000	765,162
Pennsylvania Turnpike Commission, Oil Franchise Tax, Revenue Bonds Subseries B 5.00%, due 12/1/19	1,000,000	1,026,650
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/19	750,000	765,818
Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A 5.00%, due 10/1/19	1,500,000	1,532,535
Series A 5.00%, due 10/1/20	2,000,000	2,106,760
School District of Philadelphia, General Obligation Series: D, Insured: AGM, State Aid Witholding 5.50%, due 6/1/21	700,000	754,530
		12,363,147
Puerto Rico 2.4%
Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.542%, due 7/1/20	655,000	656,637
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AGM 5.25%, due 7/1/20	900,000	927,945
Series A, Insured: NATL-RE 5.50%, due 7/1/19	3,545,000	3,576,338
Insured: AGM 5.50%, due 7/1/19	525,000	530,738
Series A, Insured: NATL-RE 5.50%, due 7/1/20	420,000	431,605
Puerto Rico Electric Power Authority, Revenue Bonds
Series MM, Insured: NATL-RE 5.00%, due 7/1/19	230,000	231,571
Series UU, Insured: NATL-RE 5.00%, due 7/1/19	290,000	291,981
Series MM, Insured: NATL-RE 5.00%, due 7/1/20	275,000	280,725
Series N, Insured: NATL-RE 5.25%, due 7/1/19	620,000	624,855
Series L, Insured: NATL-RE 5.50%, due 7/1/19	60,000	60,530
Puerto Rico Highway & Transportation Authority, Revenue Bonds Series AA, Insured: NATL-RE 5.50%, due 7/1/19	1,100,000	1,109,724
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/19	240,000	241,762
Series A, Insured: AGM 5.25%, due 8/1/19	250,000	252,095
Series C, Insured: AGM 5.25%, due 8/1/19	965,000	976,551
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series F, Insured: NATL-RE 5.25%, due 7/1/19	800,000	806,264
		10,999,321
Rhode Island 0.6%
Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,043,590
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,552,890
		2,596,480
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue Bonds Series C 1.69%, due 5/1/48 (a)	5,000,000	5,000,000
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,090,006
		6,090,006
Tennessee 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 4.00%, due 10/1/19	200,000	202,532
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds Series A, Insured: AGM 1.62%, due 6/1/42 (a)	5,400,000	5,400,000
		5,602,532
Texas 5.3%
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,479,210
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	451,971
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	976,328
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	486,232
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.65%, due 12/1/27 (a)	900,000	900,000
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Revenue Bonds Subseries B-1 1.60%, due 9/1/31 (a)	800,000	800,000
Harris County Municipal Utility District No. 419, Unlimited General Obligation Insured: AGM 3.00%, due 9/1/19	735,000	740,145
Harris County-Houston Sports Authority, Revenue Bonds Series A 5.00%, due 11/15/19	1,500,000	1,535,940
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	387,950
North Texas Tollway Authority, Revenue Bonds 5.00%, due 1/1/20	2,500,000	2,573,100
State of Texas, Revenue Notes 4.00%, due 8/29/19	6,000,000	6,079,980
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/19	650,000	666,035
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds
Insured: BAM 4.00%, due 5/1/19	1,000,000	1,004,660
Insured: BAM 4.00%, due 5/1/20	1,500,000	1,533,405
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	523,554
Insured: AGM 4.00%, due 12/1/21	300,000	316,140
Insured: AGM 4.00%, due 12/1/22	550,000	587,785
Insured: AGM 4.00%, due 12/1/23	300,000	324,156
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	260,000	269,552
Insured: AGM 4.00%, due 12/1/21	225,000	237,105
Insured: AGM 4.00%, due 12/1/22	395,000	422,136
Insured: AGM 4.00%, due 12/1/23	305,000	329,559
		24,624,943
U.S. Virgin Islands 0.4%
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/19	1,810,000	1,803,864

Utah 1.8%
County of Weber UT, Weber County Hospital, IHC Health Services, Inc., Revenue Bonds Series C 1.65%, due 2/15/35 (a)	7,500,000	7,500,000
Salt Lake City Airport Revenue Series A 5.00%, due 7/1/21 (b)	725,000	774,996
		8,274,996
Vermont 0.0% ‡
Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds 4.00%, due 10/1/19	130,000	131,313

Virginia 2.6%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital, Revenue Bonds Series B 1.58%, due 10/1/48 (a)	2,800,000	2,800,000
Virginia Commonwealth Transportation Board, Revenue Bonds 5.00%, due 5/15/19	6,075,000	6,132,591
Virginia Public School Authority, Special Obligation, Revenue Bonds 5.00%, due 7/15/20	2,990,000	3,133,072
		12,065,663
Washington 0.3%
Douglas County Public Utility District No. 1, Wells Hydroelectric, Revenue Bonds Series A 5.00%, due 9/1/20 (b)	1,170,000	1,225,996

Wisconsin 1.0%
Burlington Area School District, Unlimited General Obligation 3.00%, due 8/6/19	1,000,000	1,002,780
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 1.74%, due 8/15/54 (d)	3,500,000	3,487,155
		4,489,935
Total Long-Term Bonds (Cost $454,746,801)		455,270,438
Total Investments (Cost $454,746,801)	98.4%	455,270,438
Other Assets, Less Liabilities	1.6	7,280,418
Net Assets	100.0%	$462,550,856

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Municipal Bonds	$494,621	$454,775,817	$—	$455,270,438
Total Investments in Securities	$494,621	$454,775,817	$—	$455,270,438

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2019, the aggregate value by input level of the Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2019, there were no securities held by the Funds that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 25, 2019